As filed with the Securities and Exchange Commission on March 8, 2004

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21044

                              UM INVESTMENT TRUST
                     J.P. Morgan Investment Management, Inc.
                                522 Fifth Avenue
                            New York, New York 10036

                           George C.W. Gatch, President
                     J.P. Morgan Investment Management, Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                                1-800-348-4782

                   Date of fiscal year end: DECEMBER 31, 2003

       Date of reporting period: JANUARY 1, 2003 THROUGH DECEMBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
















                               UM INVESTMENT TRUST


                                 ANNUAL REPORT
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2003
--------------------------------------------------------------------------------

                                                     February 26, 2004
To Our Shareholders:

Enclosed is the 2003 annual report for the UM Multi-Strategy Fund (the "Fund"). The Fund substantially outperformed its benchmark, the JP Morgan GBI Global
Hedged US Dollar Index, returning 10.44% against 2.09% returned by the benchmark. The returns of the Fund were likewise significantly less volatile than those of its benchmark with an annualized monthly standard deviation of returns of only 1.80% compared to the benchmark's 3.89%. Since the inception of the Fund, the Fund's average annual total return was 4.84%, compared to a return of 5.32% for the benchmark.

We would like to also take this opportunity to thank our shareholders for their continued support of the Fund and to express our excitement that JP Morgan Investment Management's has been approved to serve as investment advisor to the Fund, Undiscovered Managers, LLC. Although little will change on a day to day basis from the perspective of investors in the Fund and Cadogan Management will continue to serve as its sub-advisor, the additional resources of JP Morgan will help us to do a better job for you the shareholder.


Sincerely,


/s/ Mark P. Hurley


Mark P. Hurley


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. Fund returns shown are from the Fund's 2/28/02 inception date.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

The JP Morgan GBI Global Hedged US Dollar Index includes only actively traded fixed-rate bonds with a remaining maturity of one year or longer. The index adheres to exact local market conventions. The foreign exchange rates are taken at 5:00PM London time. The index is in US dollars and is an aggregate of all countries that make up the index. You cannot invest directly in an index. (02/04)

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
MANAGEMENT DISCUSSION AND ANALYSIS
December 31, 2003
--------------------------------------------------------------------------------

FUND PERFORMANCE
For the year of 2003, the UM Multi-Strategy Fund generated a performance of 10.44% to investors, net of both fees and all operating expenses. These returns were generated with an annualized standard deviation (measure of volatility) of 1.8% and a beta of 0.03 vs. the equity markets as represented by the S&P 500 index. Over the same period the S&P 500 gained 28.6% with a standard deviation of 11.4%. Our long-term goal for the fund is to earn returns of 8-10% with a standard deviation of less than 5% - a target we met for the year. The cumulative return since inception of the Fund in March of 2002 is 9.07% with a standard deviation of 3% and a beta of 0.03 versus the S&P 500 index. Over the same period the S&P 500 gained 3.6% with a standard deviation of 18.5%.

STRATEGIC FACTORS GUIDING THE MANAGEMENT OF THE FUND
Our primary mandates are to mitigate risk to capital, maintain a low volatility profile and generate a stream of returns that helps to diversify a traditional portfolio holding equities and fixed income instruments, through investment in a portfolio of alternative investment funds ("hedge funds"). We feel the UM Multi-Strategy Fund met these goals during 2003. It is certainly not our objective to match equity market performance during such strong years as 2003, but rather to generate stable returns such as those achieved during the year.

We continued to follow our core tenets. We focused on keeping the overall portfolio neutral to the equity markets by continuing to hold an allocation to short-selling managers, despite a rising market. While reducing our allocation might have increased profitability, given that this allocation lost money as the market rose, such an action would have made the Fund susceptible to a market correction. We also looked to maintain a moderate level of aggregate investment with low leverage utilized by our underlying managers. During the year, the Fund averaged 107% invested (averaging all long and short positions held by our underlying managers), and ended the year slightly higher at approximately 115%.

Through adequate diversification across various styles of hedge fund management, we also were able to effectively `immunize' volatility resulting from any single manager or investment approach.

STRATEGIES EMPLOYED IN THE FUND
In order of weighting at year-end 2003, the Fund has invested in:

        1.  Long/short U.S. equities - 48%.
        2.  Event driven - distressed and multi-strategy - 17%.
        3.  Short oriented equities - 7%.
        4.  Relative Value - 11%
        5.  Long/short European and Japanese equities - 3%
        6.  Convertible Arbitrage - 3%.

The weightings shifted modestly during the year, primarily as a result of balancing a new portfolio to accommodate the inflows of capital and to maintain market neutrality over the period. Early in the year, we increased the portfolio's exposure to Event-driven managers; throughout the year, our allocation to short-oriented managers decreased modestly as our estimation of the allocation needed to offset the long biased decreased. As we have stated in the past, it is not our intention to add significant value through shifting assets rapidly among various sectors; we seek managers who will hopefully add value (and generate alpha) over a cycle for their investment approach. The managers should be better able to modulate their investments and exposure to the market than we should. On the other hand, there are occasionally much longer-term cycles (such as the opportunity over the past three years to invest in distressed debt) from which we seek to profit. Our increased exposure to the area earlier in 2003 is an example. However, as valuations for distressed securities rose particularly sharply from their depressed 2002 levels, we have held back allocating new funds to the area, resulting in a slight decrease in our effective allocation.

KEY TRENDS IN INVESTMENT SECTORS
Another year has come to an end and all seems well in the investment world. Investors appear to have bought into the concept of a global synchronous recovery. We have all learned there is a real `cycle of confidence', wherein investor enthusiasm translates into higher share prices, leading to easier capital access for corporations, which can lead to increased

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
MANAGEMENT DISCUSSION AND ANALYSIS
December 31, 2003
--------------------------------------------------------------------------------

capital spending, which can lead to increased employment (with concomitant increases in consumer spending) and potentially increased profits, which can lead to higher stock prices and so on until the cycle crests and breaks. In past letters we have discussed many of the events that might rupture the cycle - so we will not belabor the point. Suffice it to say, during an election year, with clear indications of a healthy emergence from a shallow recession, a major economic reversal is strongly against the odds. Whether the equity markets continue to soar is less clear, but cannot be ruled out.

During the year, the lowest quality stocks increased by a significantly larger amount than those of larger, more stable companies. This led to one of the rare instances where most short sellers not only were slammed with losses from the high Beta, but low or negative Alpha as well, as bad companies' shares outperformed. The greatest rewards on the long side were those with the highest risk and levels of speculation. While we benefited from this via an allocation to credit-oriented and distressed managers holding some equities of leveraged companies, in general this effect was a negative. In addition, 2003 was unique in the very small number of stocks that were actually down. Even in sharp up markets such as 1999, there were still reasonable opportunities on the short side of the equity market.


[edgar representation of bar chart]



  Year   # of Equities Declined    #of Equities Advanced
  1990             -326                   171
  1991              -81                   412
  1992             -140                   356
  1993             -139                   357
  1994             -257                   237
  1995              -59                   425
  1996             -110                   379
  1997              -87                   393
  1998             -190                   280
  1999             -241                   225
  2000             -218                   280
  2001             -258                   241
  2002             -355                   145
  2003              -33                   466


For most of our long/short equity managers, this combination of `running' shorts and speculative longs represented a somewhat unattractive backdrop. Nonetheless, many of these managers were able to navigate the squall and post satisfactory results. We saw a wide dispersion of individual manager returns during the year, in large part due to each manager's investment style. While we often expect value-oriented managers to under-perform during a sharp up market, many performed reasonably well. In part, this was due to the value they saw early on in beaten down technology or telecom names that subsequently rallied sharply. In addition, managers with a growth bias were more net long as they began to see improving company fundamentals and a resumption of economic improvement. Exposure to a Japan-focused manager in Tokyo who capitalized aggressively on particular trends in those markets also added to our returns. During the fourth quarter, many of our long/short equity managers became more conservative, as they felt generally that valuations had moved ahead of fundamentals.

Enthusiasm increased throughout the year in Distressed. The majority of this return was due to strong capital inflows by investors seeking greater yields and a rebound from 2002 lows. As with long/short funds, our managers have generally become more defensive recently. We found it telling that the recent large fraud at Parmalat had nearly no impact on the broad distressed or high yield market - the problem was seen to be isolated and thus not of concern. In addition, given the number of very large bankruptcies in process at the beginning of the year (Enron, Alternative Energy, Worldcom, etc.), there was no problem being a very large fund, as nimbleness was not required. In order to maximize future risk-adjusted returns, our managers have been looking more at smaller, potentially more interesting situations. The tide has turned from that of a

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
MANAGEMENT DISCUSSION AND ANALYSIS
December 31, 2003
--------------------------------------------------------------------------------

strong bull market to one that is still interesting, but where security selection is likely to be more critical than overall market direction.

Throughout the year, we experienced losses on the short side as the equity markets rose. One positive point is that, as the bulk of our other managers reduced their long exposure over the quarter, we required a lower allocation to the short side in order to eliminate our residual Beta. Our managers continued to show an inability to generate Alpha, with the more fully invested funds returning the inverse of the equity markets. Our manager that is focused more on small cap "frauds and fads" has recently had relatively better performance as a few select names fell sharply during the fourth quarter, showing the viability of a more "event-driven" approach.

PERFORMANCE VERSUS BENCHMARKS
In measuring the UM Multi-Strategy Fund, performance must be defined both in terms of the returns and the risks taken to generate those returns. As such, we will include both the return and annualized standard deviation numbers for our fund and each benchmark.



UM Multi-Strategy Fund:                        Return:   10.44%  Standard deviation:   1.8%

There  are  five  benchmarks   that  are  each  relevant  in  measuring   Fund's
performance.

1.  The S&P 500:                               Return:   28.6%   Standard deviation:   11.4%

We provide the S&P 500 data because many of our investors use this as a general benchmark for comparing all of their non-cash and fixed income investments.

2.  JP Morgan Global Bond Index (hedged):      Return:    2.1%    Standard deviation:   3.9%

This  index has no direct  relationship  to the  underlying  assets in the Fund;
however, it is used as the performance benchmark for calculating the Fund's fulcrum fee. This benchmark was chosen because of its relatively close risk profile to the Fund over the past eight years. However, since inception, the `tracking error' has been far greater than anticipated; as such, with approval from investors, there will no longer be a fulcrum element to the fee structure and we shall no longer show this Index as a benchmark.

3. HFR Fund of Funds composite Index:          Return:   11.5%   Standard deviation:    2.1%

This provides a comparison to the broad market of funds of funds currently open to investors. The majority of these funds, however, are targeted to institutions and to HNW investors placing $1 million or more into funds.

4. HFR Long/Short Equity Hedge Fund Index:     Return:   20.9%   Standard deviation:    5.0%

This index most closely reflects the investments in the UM Multi-Strategy fund, excluding the Fund's exposure to short-biased managers.

5.  HFR Event-Driven Index:                    Return:   25.4%   Standard deviation:    3.8%


This index reflects a significant portion of the UM Multi-Strategy Fund.

OUTLOOK
While we are pleased with our results for 2003, one of our key current issues is handling our portfolio's diminished volatility. Lower volatility in the equity markets and the relative lack of shocks to the system indicate a benign environment of low interest rates and improving global economies. However, over time, we believe that risk and return go hand in hand. In order to continue to meet our return goals, we feel that it will be important to add judiciously to the overall portfolio risk by selectively adding managers with above-average return expectations.

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
MANAGEMENT DISCUSSION AND ANALYSIS
December 31, 2003
--------------------------------------------------------------------------------

In this line, we have opted to gently increase our exposure to managers in specialized fields who have an ability to generate `idiosyncratic' Alpha. We have also been willing to accept some managers who will more actively use their balance sheets. Having done this and watched many of our existing managers gradually increase their gross exposure, we have seen our gross positioning increase from a low of 90% (long + short) in 2002 , to approximately 115% today. Given the increased diversification effect resulting from adding several more managers, we do not see this: (i) generating capital risk beyond the parameters we aim for in the portfolio; or (ii) jeopardizing the balance of the portfolio.

The high-yield and distressed markets moved up sharply throughout 2003, and are no longer bargains, but are not abnormally expensive. The market is full of both over and undervalued securities across companies' capital structures. Going forward, the analysis of leveraged companies will lead to many interesting long and short situations, potentially in the same issuing firm. As such, we have a positive outlook on the both the Distressed and Relative Value area in terms of potential absolute returns, and foresee something of a convergence between these two categories as the distressed players look to hold more hedges and short more individual names. Managers feel there are many attractive credit shorts trading at or above par with little upside risk, especially in the current low interest rate environment.

We continue to have doubts about the long-term viability of long/short investing in Europe (given the relatively limited set of well-covered companies with enough liquidity to effectively trade). Many managers we follow either use what is effectively a momentum strategy, following popular names or some form of sector rotation to get ahead of large institutional money flows. Fundamental research-biased managers have not shown strong results, and we are not fully comfortable evaluating more technical approaches; as such, we are probably not best positioned to distinguish the next winner from the fund that ultimately goes nowhere. We do continue to feel that Japan offers opportunity as restructuring continues and the economy struggles to keep up with manufacturing advances in Asia outside of Japan. While the Fund has no exposure to Asian managers, we continue to actively research the area and may well allocate capital in this area going forward.

Overall, we feel that the portfolio is positioned to generate our long-term return goals while maintaining low volatility and correlation to traditional asset classes, thus providing a strong diversifying asset to investment portfolios.

SOURCE: CADOGAN, HFR, ALTVEST

AN ABSOLUTE RETURN STRATEGY INVOLVES RISK AND IS SUBJECT TO FLUCTUATION. FOR A MORE COMPLETE DESCRIPTION OF THE RISKS INVOLVED, PLEASE REFER TO THE FUND'S OFFERING MEMORANDUM. THE PAST PERFORMANCE OF ANY INVESTMENT, INVESTMENT STRATEGY OR INVESTMENT STYLE IS NOT INDICATIVE OF FUTURE PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

The views in this report were those of Cadogan Management, LLC ("Cadogan"), sub-adviser to the UM Multi-strategy Fund. These views are for the period ended December 31, 2003 and may not reflect Cadogan's views on the date this report is first published or anytime thereafter. These views are intended to assist financial intermediaries in understanding the Fund's investment methodology.

The S&P 500 Index is an index of common stock of 500 widely traded industrial, transportation, financial, and public utility stocks. The JP Morgan GBI Global Hedged US Dollar Index includes only actively traded fixed-rate bonds with a remaining maturity of one year or longer. The index adheres to exact local market conventions. The foreign exchange rates are taken at 5:00 PM London time. The index is in US Dollars. The index is an aggregate of all the countries. The HFRI Indices ("HFRI") are equally weighted performance indices, utilized by numerous hedge fund managers as a benchmark for their own hedge funds. The HFRI are broken down into 37 different categories by strategy, including the HFRI Fund Weighted Composite, which accounts for over 1500 funds listed on the internal HFR Database. You cannot invest directly in an index.

This report is authorized for distribution only to accredited investors or financial intermediaries who have received a copy of the Fund's Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS
December 31, 2003
--------------------------------------------------------------------------------
Description                                                       Value
-----------------------------------------               ------------------------

Investments in Portfolio Funds* - 89.2%

Convertible Arbitrage - 3.3%
Private Investors (US), LP                                     $ 4,407,543
                                                          ----------------------

Event Driven - Distressed - 11.6%
Chatham Asset Partners High Yield Fund, LP                       5,117,217
Contrarian Capital Fund I, LP                                    4,361,155
Mast Credit Opportunities I, LP                                  4,043,686
Tisbury Europe Fund, LP                                          1,782,744
                                                          ----------------------
                                                                15,304,802
                                                          ----------------------

Event Driven - Multi Strategy - 5.8%
Canyon Value Realization Fund (Cayman), LTD                      4,174,451
Davidson Kempner Institutional Partners, LP                      3,414,212
                                                          ----------------------
                                                                 7,588,663
                                                          ----------------------

Long/Short - Europe - 3.0%
Glenrock Global Partners, LP                                     1,618,320
SVM Highlander Fund, plc                                         2,307,217
                                                          ----------------------
                                                                 3,925,537
                                                          ----------------------

Long/Short - General - 27.4%
Atlas Capital (QP), LP                                           4,820,431
Bonanza Partners, LP                                             5,364,421
Constitution Wharf Fund, LLC                                     2,317,946
Fuller & Thaler Behavioral Finance Fund, LTD                     2,177,260
JPD Capital Partners, LP                                         1,363,051
Newcastle Partners, LP                                           4,332,284
Radiant Capital Fund, LLC                                        1,710,055
SC Fundamental Value Fund, LP                                    3,279,567
SEG Partners, LP                                                 3,360,258
Spring Point Institutional Partners, LP                          3,139,617
Trellus Partners, LP                                             4,235,179
                                                          ----------------------
                                                                36,100,069
                                                          ----------------------

Long/Short - Sector - 20.4%
CRM Windridge Partners, LP                                       4,046,871
KCM Biomedical II, LP                                            3,881,903
Owenoke Associates Technology Fund, LP                           2,001,954
Symmetry Captial Qualified Partners, LP                          3,740,161
Technovision Partners, LP                                        2,186,891
Vardon Partners, LP                                              4,256,161
Ventana Partners, LP                                             4,677,910
WPG Select Technology QP Fund, LP                                2,117,742
                                                          ----------------------
                                                                26,909,593
                                                          ----------------------


See Notes to Financial Statements.     6



--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS
December 31, 2003
--------------------------------------------------------------------------------
Description                                                       Value
-----------------------------------------               ------------------------

Relative Value - 10.5%
Hourglass Fund, LP                                             $ 4,493,320
October Fund, LP                                                 4,490,198
Recon Arbitage Fund, LTD                                         4,941,811
                                                          ----------------------
                                                                13,925,329
                                                          ----------------------

Short - 7.2%
Advanthedge Fund, LP                                             1,087,656
Arcas Fund II, LP                                                  737,811
Condor SF Partners, LP                                           1,771,716
Island Drive Partners, LP                                        1,540,699
Kingsford Capital Partners, LP                                   2,553,549
Leveraged Short Equity Index Hedge, LP                           1,224,434
Reynard American Partners, LP                                      570,147
                                                          ----------------------
                                                                 9,486,012
                                                          ----------------------

Total Investments in Portfolio Funds(Cost $107,912,209)-89.2%  117,647,548
Other Assets & Liabilities, Net - 10.8%                         14,210,175
                                                          ----------------------
Total Net Assets - 100.0%                                    $ 131,857,723
                                                          ======================

* The investments in Portfolio Funds shown above, representing 89.2% of the total net assets, have been fair valued and are illiquid.
















See Notes to Financial Statements.     7

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
--------------------------------------------------------------------------------

ASSETS
  Investments in Portfolio Funds, at value (cost $107,912,209)  $ 117,647,548
  Cash                                                             11,561,377
  Receivables:
     Portfolio Funds sold                                           3,260,070
     Receivable from Adviser                                              375
  Other Assets:
     Prepaid expenses                                                  16,842
                                                               ----------------
Total Assets                                                      132,486,212
                                                               ----------------

LIABILITIES
  Payables:
     Dividends                                                         58,359
  Accrued liabilities:
     Advisory fees                                                    416,934
     Administration fees                                               72,092
     Trustees fees and expenses                                           750
     Other expense payables                                            80,354
                                                               -----------------

Total Liabilities                                                     628,489
                                                               -----------------

NET ASSETS                                                      $ 131,857,723
                                                               =================

COMPONENTS OF NET ASSETS
  Paid-in capital                                               $ 123,919,737
  Distributable earnings
     Accumulated net realized loss from investments
           in Portfolio Funds                                   $ (1,797,353)
     Net unrealized appreciation of investments
           in Portfolio Funds                                       9,735,339
                                                               -----------------
     Total distributable earnings                                   7,937,986
                                                               -----------------

NET ASSETS                                                      $ 131,857,723
                                                               =================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Based on net assets of $131,857,723 and
           4,888,038 shares outstanding                               $ 26.98
                                                               =================










See Notes to Financial Statements      8

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                           $          1,654
                                                             -------------------

Total investment income                                                 1,654
                                                             -------------------

EXPENSES
   Advisory fees                                                      981,771
   Administration fees                                                297,594
   Transfer agency fees                                                91,947
   Custody fees                                                         5,071
   Accounting fees                                                     52,081
   Professional fees                                                  135,065
   Insurance fees                                                      94,250
   Trustees fees                                                        3,000
   Amortization of offering costs                                      38,065
   Miscellaneous expenses                                              12,314
                                                             -------------------

Total expenses                                                      1,711,158
                                                             -------------------

NET INVESTMENT LOSS                                               (1,709,504)
                                                             -------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions
         in Portfolio Funds                                         1,380,471
   Net change in unrealized appreciation of investments
         in Portfolio Funds                                         9,061,006
                                                             -------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    10,441,477
                                                             -------------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $      8,731,973
                                                             ===================








See Notes to Financial Statements.     9

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Indicated
--------------------------------------------------------------------------------

                                                                           Year Ended              February 28, 2002 * to
                                                                       December 31, 2003             December 31, 2002
                                                                 -----------------------------   ----------------------------
OPERATIONS
     Net investment loss                                                         $ (1,709,504)                   $ (655,462)
     Net realized gain on investment transactions
         in Portfolio Funds                                                         1,380,471                              -
     Net change in unrealized appreciation of
         investments in Portfolio Funds                                             9,061,006                       674,333
                                                                 -----------------------------   ----------------------------
Increase in net assets from operations                                              8,731,973                        18,871
                                                                 -----------------------------   ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Allocable share of net realized gains from
         investments in Portfolio Funds                                              (951,263)                     (144,657)
                                                                 -----------------------------   ----------------------------

CAPITAL SHARE TRANSACTIONS
Net increase from capital share transactions                                       70,931,384                    53,271,040
Increase from payments by affiliates                                                      375                             -
                                                                 -----------------------------   ----------------------------
Increase in net assets from capital share transactions                             70,931,759                    53,271,040
                                                                 -----------------------------   ----------------------------

Increase in net assets                                                             78,712,469                    53,145,254

NET ASSETS
      Beginning of period                                                          53,145,254                             -
                                                                 -----------------------------   ----------------------------
      End of period (a)                                          $                131,857,723                  $ 53,145,254
                                                                 =============================   ============================

(a) Accumulated net investment income (loss)                                              $ -                           $ -
                                                                 -----------------------------   ----------------------------

-----------------------------
* Commencement of operations.

See Notes to Financial Statements.      10
--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2003
--------------------------------------------------------------------------------


INCREASE (DECREASE) IN CASH-
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations                                      $ 8,731,973

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM
OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
Purchase of Portfolio Funds                                                     (67,042,191)
Proceeds from disposition of Portfolio Funds                                      9,431,248
Increase in accrued liabilities                                                     312,288
Unrealized appreciation on Portfolio Funds                                       (9,061,006)
Net realized gain on Portfolio Funds                                             (1,380,471)
Increase in Portfolio Funds sold                                                 (3,260,070)
Amortization of offering costs                                                       38,065
Increase in other assets                                                             (6,800)

                                                                ----------------------------
Net cash used by operating activities                                           (62,236,964)
                                                                ----------------------------

CASH FLOWS FROM FINANCIING ACTIVITIES:
Proceeds from Shares sold                                                        71,461,239
Payment on Shares repurchased                                                    (1,423,043)
Cash distributions paid                                                              (9,502)

                                                                ----------------------------
Net cash provided by financing activities                                        70,028,694
                                                                ----------------------------

Increase in cash                                                                  7,791,730

Cash
Beginning balance                                                                 3,769,647
                                                                ----------------------------
Ending balance                                                                 $ 11,561,377
                                                                ============================


See Notes to Financial Statements.      11

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.

                                                               Year Ended               February 28, 2002 (a) to
                                                           December 31, 2003                December 31, 2002
                                                       ---------------------------      --------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                      $24.62                          $25.00
                                                       ---------------------------      --------------------------

INVESTMENT OPERATIONS
     Net investment loss                                                    (0.35)                          (0.30)
     Net realized and unrealized gain (loss) from
          investments in Portfolio Funds                                     2.92                           (0.01)
                                                       ---------------------------      --------------------------

Total from investment operations                                             2.57                           (0.31)
                                                       ---------------------------      --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Allocable share of net realized gains from
          investments in Portfolio Funds                                    (0.21)                          (0.07)
                                                       ---------------------------      --------------------------

NET ASSET VALUE, END OF PERIOD                                           $26.98                          $24.62
                                                       ===========================      ==========================

TOTAL RETURN                                                               10.44%                           (1.24)%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)                              $131,858                         $53,145

Ratios to Average Net Assets: (b)

     Expenses                                                               2.12% (c)(d)                    3.36% (e)(f)(g)
     Expenses, excluding reimbursement/
          waiver of fees                                                    2.12% (c)(d)                    3.63% (e)(f)(g)
     Net investment income (loss)                                          (2.11)%(c)(d)                   (3.34)%(e)(f)(g)

PORTFOLIO TURNOVER RATE                                                    12.13%                           0.00%


--------------------------------------------
(a) Commencement of operations.
(b) Expenses of Portfolio Funds are not included in the expense ratio.
(c) Calculated using average net assets of $80,896,172.
(d) Includes amortization of offering costs of 0.05%.
(e) Annualized.
(f) Calculated using average net assets of $28,205,214.
(g) Includes amortization of offering and organizational costs of 0.93%.

See Notes to Financial Statements.      12

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to UM Multi-Strategy Fund (the "Fund"), the only series of UM Investment Trust (the "Trust"). The Trust is a Massachusetts business trust that is registered as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The objective of the Fund is to achieve long-term capital appreciation with low volatility relative to the broad equity markets. The Fund seeks to achieve its objective through a multi-manager, multi-strategy program of investment in a variety of partnerships and other investment vehicles ("Portfolio Funds") that are advised by a variety of investment management firms. The Fund primarily invests in Portfolio Funds which are unregistered funds. The Fund commenced operations on February 28, 2002.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION - The Trust determines the net asset value per share of the Fund (i) as of the last day of each month that the New York Stock Exchange is open for trading as of the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the New York Stock Exchange and (ii) at such other dates and times as may be approved by the Trust's officers from time to time. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from a Portfolio Fund if the Fund's interest was redeemed at the time of valuation, based on information reasonable available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Portfolio Fund based on the most recent value reported by the Portfolio Fund, as well as any relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

MANAGEMENT ESTIMATES - These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various Portfolio Funds held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, in order to avoid a federal excise tax. Therefore, if the Fund qualifies as a regulated investment company and meets all of the requirements of the Code applicable to regulated investment companies, and distributes each calendar year substantially all of the net investment income, capital gain, and certain other amounts, no federal income or excise tax provision is required.

RECLASSIFICATION   OF  CAPITAL  ACCOUNTS  -  On  the  Statement  of  Assets  and
Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

         Undistributed Net Realized Gain (Loss)          $(1,805,576)
         Undistributed Net Investment Income                1,709,504
         Paid-In Capital                                       96,072

FUND EXPENSES - The Fund bears all the expenses of its own operations, including, but not limited to, investment management, legal, audit, fund accounting, registration, offering costs, and blue sky filing fees.

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003
--------------------------------------------------------------------------------


NOTE 3.  ADVISORY  FEES,  SERVICING  FEES AND OTHER  TRANSACTIONS  WITH  RELATED
     PARTIES

INVESTMENT ADVISER - Undiscovered Managers, LLC (the "Adviser") served as the investment adviser of the Fund through January 30, 2004 (see Note 12) and had responsibility for the management of the Fund's affairs, subject to the supervision of the Trust's Board of Trustees (the "Board"). The Fund's investment portfolio was managed on a day-to-day basis by Cadogan Management, LLC ("Cadogan"), under the general oversight of the Adviser and the Board. The Adviser monitored and evaluated Cadogan to help assure that it was managing the Fund in a manner consistent with the Fund's investment objective and restrictions and applicable laws and guidelines.

Pursuant to a Management Agreement between the Trust, on behalf of the Fund, and the Adviser (the "Management Agreement"), the Adviser is entitled to a management fee, payable quarterly in arrears, that depends on the investment performance of the Fund. The management fee with respect to each calendar quarter is equal to one-fourth of the Annual Advisory Percentage Rate (as defined below and as determined as of the end of such quarter) multiplied by the average of the Fund's average monthly net assets (with respect to each calendar month, as determined by averaging the value of the Fund's net assets on the last business day of such month with the value of the Fund's net assets on the last business day of the immediately preceding calendar month) for each of the three months in such quarter. The Annual Advisory Percentage Rate (as determined at the end of each quarter) is equal to 0.95% plus (or minus) one-eighth (1/8th) of the number of basis points by which the total return of the Fund (expressed as a percentage, and calculated after giving effect to the Fund's fees and expenses, excluding any fees paid to the Adviser pursuant to the Management Agreement) during the one-year period ending at the end of such quarter exceeds (or falls short of) the total return on the JP Morgan GBI Global Hedged US Dollar Index during the one-year period ending at the end of such quarter. The Annual Advisory Percentage Rate, as calculated as of the end of each quarter, will not exceed the annual rate of 1.45% of the Fund's average net assets nor be less than the annual rate of 0.45% of the Fund's average net assets, and until the end of the first calendar quarter ending on or after the 364th day following the commencement of the Fund's investment operations, the Annual Advisory Percentage Rate shall be 1.20% of the Fund's average net assets. For the year ended December 31, 2003, the Fund accrued advisory fees at a rate of 1.21% of the Fund's average net assets.

Cadogan is entitled to receive a sub-advisory fee as compensation for its services from the Adviser.

ADMINISTRATOR - Pursuant to an Administrative Services Agreement between the Trust and Undiscovered Managers, LLC (the "Administrator") was the administrator of the Fund through January 30, 2004 (see Note 12). The Administrator provided all administrative services to the Fund (including but not limited to corporate secretarial, treasury and blue sky services, but excluding the payment of blue sky filing fees, which was paid directly by the Fund) that were not provided by the Fund's other service providers. For these services, the Fund paid the Administrator a monthly fee at the annual rate of 0.365% of the Fund's average monthly net assets (with respect to each calendar month, as determined by averaging the value of the Fund's net assets on the last business day of such month with the value of the Fund's net assets on the last business day of the immediately preceding calendar month). The Administrator maintained an agreement with Forum Administrative Services, LLC ("FAdS") to provide certain of the foregoing administrative services at the Administrator's expense.

OTHER SERVICES - FAdS, through its various affiliates, provides certain portfolio accounting and transfer agency services to the Fund.

The Bank of New York is the custodian for the Fund. The custodian holds in safekeeping cash belonging to the Fund. Upon instruction, the custodian receives and delivers cash on behalf of the Fund. The custodian also maintains certain accounts and records of the Fund.

NOTE 4.  PORTFOLIO FUNDS TRANSACTIONS

The cost of purchases and proceeds of sales by the Fund of interests in Portfolio Funds were $67,042,191 and $9,431,248, respectively, for the year ended December 31, 2003.

For federal income tax purposes, the cost basis of Portfolio Funds owned as of December 31, 2003, was $110,797,732, and the net unrealized appreciation of Portfolio Funds was $6,849,816.

NOTE 5.  DIVIDEND REINVESTMENTS

Dividends and capital distributions ("Distributions") will automatically be reinvested in additional shares of the Fund at the Fund's net asset value on the record date thereof unless a shareholder has elected to receive Distributions in cash.

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003
--------------------------------------------------------------------------------

NOTE 6. CAPITAL STOCK

For the year ended December 31, 2003 and the period ended December 31, 2002, transactions in capital stock were as follows:


                                                          YEAR ENDED                          PERIOD ENDED
                                                       DECEMBER 31, 2003                     DECEMBER 31, 2002
                                                   ------------------------             ------------------------
                                                       SHARES       AMOUNT                 SHARES       AMOUNT
       Sale of Shares                                2,750,246  $71,461,239               2,153,160  $53,136,169
       Reinvestment of dividends                        33,107      893,188                   5,476      134,871
       Repurchase of Shares                           (53,951)  (1,423,043)                       -            -
                                                   -----------  -----------             -----------  -----------
    Net increase from capital transactions           2,729,402  $70,931,384               2,158,636  $53,271,040
                                                   ===========  ===========             ===========  ===========

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

         Undistributed Ordinary  Income   $   470,453
         Undistributed Long-Term Gain         617,717
         Unrealized Appreciation            6,849,816
                                          -----------
         Total                            $ 7,937,986
                                          ===========

The tax character of distributions paid during the year ended December 31, 2003 and the period ended December 31, 2002 were as follows:

                                        DECEMBER 31, 2003    DECEMBER 31, 2002
                                        -----------------    -----------------
         Long-Term Capital Gains            $ 328,603            $144,657
         Ordinary Income                      622,660                   -
                                            ---------            --------
         Total                              $ 951,263            $144,657
                                            =========            ========

NOTE 8. RISK FACTORS

Because of the limitation on rights of redemption and the fact that the Fund's Shares ("Shares") will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that Cadogan may invest the Fund's assets in Portfolio Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Fund's net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Shares.

The Portfolio Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to one year from initial investment.

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Funds.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of such a loss to be remote.

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003
--------------------------------------------------------------------------------

NOTE 9. REPURCHASES AND REDEMPTIONS OF SHARES OF THE FUND

No Shareholder will have the right to require the Fund to redeem its Shares, although the Fund may from time to time repurchase Shares as of the last day of a calendar quarter pursuant to written tenders by Shareholders, which written tenders must be received by the Fund at least 60 and no more than 90 days prior to the repurchase date. Whether repurchases will be made during any given quarter will be determined by the Board of Trustees in its sole discretion. In determining whether the Fund should offer to repurchase Shares from Shareholders, the Board of Trustees will consider the recommendations of the Adviser. The Adviser expects that it will generally recommend to the Board of Trustees that the Fund offer to repurchase Shares on the last business day of each calendar quarter.

NOTE 10. PAYMENTS BY AFFILIATES

For the year ended December 31, 2003, the Adviser contributed $375 to the Fund to offset a calculation error. This amout is reflected as a payment by an affiliate on the Statement of Changes in Net Assets. This payment had no effect on the total return of the Fund.

NOTE 11. CHANGE IN AUDITORS

Effective December 19, 2003, Deloitte & Touche LLP ("D & T") withdrew as the Fund's independent auditors due to D&T's business relationship with J.P. Morgan. Upon the recommendation of the Audit Committee, the Fund's Board of Trustees, including the Trustees who are not "interested persons" of the Fund, selected PricewaterhouseCoopers LLP as the Fund's independent auditors. D & T's report on the Fund's financial statements for the period ended December 31, 2002 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to the uncertainty, audit scope, or accounting principles. During the period ended December 31, 2003, (i) there were no disagreements with D & T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D & T, would have caused D & T to make reference to the subject matter of disagreements in connection with its report on the Fund's financial statements for December 31, 2002, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

NOTE 12.  SUBSEQUENT EVENTS

On January 13, 2004, a special meeting of the shareholders was held approving a new Management Agreement and new Sub-Advisory Agreement and electing a new Board of Trustees. Pursuant to the new Management Agreement, effective January 30, 2004, J.P. Morgan Investment Management, Inc. ("JPMIM"), a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase and Co., acts as the Investment Adviser to the Fund. Pursuant to the new Sub-Advisory Agreement, Cadogan continues to sub-advise the Fund and is paid a fee for such services by JPMIM which is a party to the new Sub-Advisory Agreement. In addition, on January 30, 2004, the new Board of Trustees approved J.P. Morgan Chase Bank as Administrator ("JPMCB") (an affiliate of JPMIM) and J.P. Morgan Institutional Investments Inc, as Private Placement Agent of the Fund (also an affiliate of JPMIM). In addition, on January 30, 2004, the new Board of Trustees approved J.P. Morgan Chase Bank ("JPMCB"), an affiliate of JPMIM, as Adminisrator, and J.P. Morgan Institutional Investments, Inc., also an affiliate of JPMIM, as Private Placement Agent of the Fund.

Under the terms of the new Management Agreement, the Fund will pay JPMIM a monthly management fee at the annual rate of 1.25% of the average monthly net assets of the Fund. Under the terms of new Sub-Advisory Agreement, JPMIM will pay Cadogan a monthly sub-advisory fee at the annual rate of 0.85% of the average monthly net assets of the Fund (or such lesser amount as Cadogan may from time to time agree to receive).

Pursuant to the new Administrative Agreement, the Fund will pay to JPMCB a monthly fee of 0.365% of the Fund's average monthly net assets. Effective January 30, 2004, JPMCB entered into an agreement with Forum Administrative Services, LLC, to provide certain administrative services at the expense of JPMCB. This sub-administration arrangement will terminate on or about March 31, 2004 when BISYS Fund Services, L.P. succeeds Forum Administrative Services, LLC as the provider of sub-administrative services to the Fund.

On January 14, 2004, J.P. Morgan Chase and Co. and Bank One Corp. announced they have entered into an agreement and plan of merger. The merger is subject to the approval of the shareholders of both institutions as well as U.S. federal and state and foreign regulatory authorities. Completion of the transaction is expected to occur in mid-2004.

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
INDEPENDENT AUDITORS REPORT
December 31, 2003
--------------------------------------------------------------------------------

To the Board of Trustees of UM Investment Trust and
Shareholders of UM Multi-Strategy Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets, of cash flows and the financial highlights present fairly, in all material respects, the financial position of UM Multi-Strategy Fund (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets, and its cash flows and the financial highlights for the year ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments with the portfolio funds, provides a reasonable basis for our opinion. The statement of changes in net assets and the financial highlights for the period ended December 31, 2002 were audited by other independent auditors whose report, dated February 7, 2003, expressed an unqualified opinion on those statements.

As explained in Note 2, the financial statements include investments valued at $117,647,548 (89.2% of the Fund's net assets) at December 31, 2003, the values of which have been estimated by the Investment Manager in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material.


PricewaterhouseCoopers LLP
New York, New York
February 26, 2004

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
ADDITIONAL INFORMATION (unaudited)
December 31, 2003
--------------------------------------------------------------------------------

PROXY RESULTS

At the Special  Meeting of  Shareholders  of the Fund held on January 13,  2004,
shares  were  voted  as  follows  on  the  five   proposals   presented  to  the
Stockholders:

1. To approve a Management Agreement relating to the Fund by and between the Trust and JPMIM effective January 30, 2004.

     FOR                            AGAINST                            ABSTAIN
     ---                            -------                            -------
     2,568,647.450 (56.65%)         233,834.895 (5.16%)                3,118.526 (0.07%)


2. To approve a Sub-Advisory Agreement relating to the Fund by and between JPMIM, Cadogan and the Trust effective January 30, 2004.

     FOR                            AGAINST                            ABSTAIN
     ---                            -------                            -------
     2,568,647.450 (56.65%)         233,834.895 (5.16%)                3,118.526 (0.07%)

3. To approve a new Management Agreement relating to the by and between the Trust and the Adviser for the period of January 13, 2003 through January
     30, 2004.

     FOR                            AGAINST                            ABSTAIN
     ---                            -------                            -------
     2,568,647.450 (56.65%)         233,834.895 (5.16%)                3,118.526 (0.07%)


4. To approve a Sub-Advisory Agreement relating to the Fund by and between the Adviser, Cadogan and the Trust.

     FOR                            AGAINST                            ABSTAIN
     ---                            -------                            -------
     2,568,647.450 (56.65%)         233,834.895 (5.16%)                3,118.526 (0.07%)

5.   To elect a new Board of  Trustees of the Trust  composed  of the  following
     persons:  William  J.  Armstrong,   Roland  R.  Eppley,  Jr.,  Dr.  Matthew
     Goldstein,  Ann Maynard Gray, Matthew Healy, Robert J. Higgins,  William G.
     Morton,  Jr.,  Fergus  Reid,  III,  James J.  Schonbachler,  and Leonard M.
     Spalding, Jr.

     FOR                            AGAINST                            ABSTAIN
     ---                            -------                            -------
         2,579,153.890 (56.89%)     226,446.981(4.99%)                 0.000 (0.00%)


--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
ADDITIONAL INFORMATION (unaudited)
December 31, 2003
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

Capital Gain Dividends - The Fund paid long-term capital gain dividends of $328,603 for the tax year ended December 31, 2003.

TRUSTEES AND OFFICERS OF THE TRUST (AS OF JANUARY 31, 2004):

-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                  POSITIONS                                              IN JPMORGAN
                                  HELD WITH       TERM OF                                   FUND
                                     EACH        OFFICE AND                               COMPLEX1       OTHER DIRECTORSHIPS
NAME, CONTACT ADDRESS AND YEAR     JPMORGAN      LENGTH OF      PRINCIPAL OCCUPATIONS    OVERSEEN BY    HELD OUTSIDE JPMORGAN
           OF BIRTH                 TRUST       TIME SERVED      DURING PAST 5 YEARS       TRUSTEE           FUND COMPLEX
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
NON-INTERESTED TRUSTEE(S)
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
William J. Armstrong;            Trustee       Trustee of      Retired; Vice                 69        None
522 Fifth Avenue, New York,                    funds that      President and
NY 10036;                                      are series of   Treasurer of
1941                                           JPMIF since     Ingersoll-Rand Company
                                               2001, funds     (manufacturer of
                                               that are        industrial equipment)
                                               series of       (1972 - 2000)
                                               MFSG since
                                               1996 and
                                               Funds that
                                               are series of
                                               MFG since
                                               1987.

-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
Roland R. Eppley, Jr.;           Trustee       Trustee of      Retired                       69        Director, Janel Hydro,
522 Fifth Avenue, New York,                    funds that                                              Inc. (1993-Present)
 NY 10036;                                     are series of
1932                                           JPMIF since
                                               2001, funds
                                               that are
                                               series of
                                               MFSG since
                                               1996 and
                                               funds that
                                               are series of
                                               MFG since
                                               1989.
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------


                                      19

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
ADDITIONAL INFORMATION (unaudited)
December 31, 2003
--------------------------------------------------------------------------------

-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                  POSITIONS                                              IN JPMORGAN
                                  HELD WITH       TERM OF                                   FUND
                                     EACH        OFFICE AND                               COMPLEX1       OTHER DIRECTORSHIPS
NAME, CONTACT ADDRESS AND YEAR     JPMORGAN      LENGTH OF      PRINCIPAL OCCUPATIONS    OVERSEEN BY    HELD OUTSIDE JPMORGAN
           OF BIRTH                 TRUST       TIME SERVED      DURING PAST 5 YEARS       TRUSTEE           FUND COMPLEX
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------

NON-INTERESTED TRUSTEE(S)
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
Ann Maynard Gray;                Trustee       Since 2001      Vice President of             69        Director of Duke
522 Fifth Avenue, New York,                                    Capital Cities/ABC,                     Energy Corporation (1997-
NY 10036;                                                      Inc. (communications)                   Present);
1945                                                           (1986-1998); President                  Director of Elan
                                                               of Diversified                          Corporation, Plc
                                                               Publishing Group                        (pharmaceuticals)
                                                               (1991-1997)                             (2001-Present);
                                                                                                       Director of The
                                                                                                       Phoenix Companies (wealth
                                                                                                       management) (2002-Present)
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
Matthew Healey;                  Trustee and   Trustee of      Retired; Chief                69        None
522 Fifth Avenue, New York, NY   President     funds that      Executive Officer of
10036;                           of the        are series of   certain J.P. Morgan
1937                             Board of      of JPMIF        Fund Trusts (1982-2001)
                                 Trustees      since 1992
                                               and funds
                                               that are
                                               series of MFG
                                               since 2001
                                               and MFSG
                                               since 2001.
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
Fergus Reid, III;                Trustee and   Trustee of      Chairman of Lumelite          69        Trustee of 16 Morgan
522 Fifth Avenue, New York, NY   Chairman of   funds that      Corporation (plastics                   Stanley Funds
10036;                           the Board     are series of   manufacturing)                          (1995-Present)
1932                             of Trustees   JPMIF since     (1985-Present)
                                               2001, funds
                                               that are
                                               series of
                                               MFSG since
                                               1996 and
                                               funds that
                                               are series of
                                               MFG since
                                               1987.
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------

                                      20

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
ADDITIONAL INFORMATION (unaudited)
December 31, 2003
--------------------------------------------------------------------------------
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                  POSITIONS                                              IN JPMORGAN
                                  HELD WITH       TERM OF                                   FUND
                                     EACH        OFFICE AND                               COMPLEX1       OTHER DIRECTORSHIPS
NAME, CONTACT ADDRESS AND YEAR     JPMORGAN      LENGTH OF      PRINCIPAL OCCUPATIONS    OVERSEEN BY    HELD OUTSIDE JPMORGAN
           OF BIRTH                 TRUST       TIME SERVED      DURING PAST 5 YEARS       TRUSTEE           FUND COMPLEX
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
ON-INTERESTED TRUSTEE(S)
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
James J. Schonbachler;           Trustee       Since 2001      Retired; Managing             69        None
522 Fifth Avenue, New York,                                    Director of Bankers
NY 10036;                                                      Trust Company,
1943                                                           (financial services)
                                                               (1968-1998); Group
                                                               Head and Director of
                                                               Bankers Trust, A.G.,
                                                               Zurich and BT
                                                               Brokerage Corp.
                                                               (financial services)
                                                               (1995 - 2002)
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
Robert J. Higgins;               Trustee       Since 2002      Director of                   69        Director of Providian
522 Fifth Avenue, New York,                                    Administration of the                   Financial Corp. (banking)
NY 10036;                                                      State of Rhode Island                   (2002-
1945                                                           (2003-Present);                         Present)
                                                               President - Consumer
                                                               Banking and Investment
                                                               Services Fleet Boston
                                                               Financial (1971-2002)
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
Dr. Matthew Goldstein;           Trustee         Since 2003    Chancellor of the City        69        Trustee of the Albert
522 Fifth Avenue, New York,                                    University of New                       Einstein School of
NY 10036;                                                      York, since September                   Medicine (1998-Present);
1941                                                           1, 1999; President,                     Trustee of Bronx Lebanon
                                                               Adelphi University                      Hospital Center
                                                               (New York) (1998-1999).                 (1992-Present); Director
                                                                                                       of New Plan Excel Realty
                                                                                                       Trust, Inc. (real estate
                                                                                                       investment company)
                                                                                                       (2000-Present); Director
                                                                                                       of Lincoln Center
                                                                                                       Institute for the Arts in
                                                                                                       Education (1999-Present);
                                                                                                       Director of Jewish
                                                                                                       Community Relations
                                                                                                       Counsel of New York, Inc.
                                                                                                       (2000-Present); Director
                                                                                                       of United Way of New York
                                                                                                       City (2002-Present).
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
                                      21

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
ADDITIONAL INFORMATION (unaudited)
December 31, 2003
--------------------------------------------------------------------------------
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                  POSITIONS                                              IN JPMORGAN
                                  HELD WITH       TERM OF                                   FUND
                                     EACH        OFFICE AND                               COMPLEX1       OTHER DIRECTORSHIPS
NAME, CONTACT ADDRESS AND YEAR     JPMORGAN      LENGTH OF      PRINCIPAL OCCUPATIONS    OVERSEEN BY    HELD OUTSIDE JPMORGAN
           OF BIRTH                 TRUST       TIME SERVED      DURING PAST 5 YEARS       TRUSTEE           FUND COMPLEX
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------

NON-INTERESTED TRUSTEE(S)
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------
William G. Morton, Jr.;          Trustee         Since 2003    Formerly Chairman             69        Director of Radio Shack
522 Fifth Avenue, New York,                                    Emeritus (March 2001 -                  Corporation
NY 10036;                                                      October 2002), and                      (electronics)
1937                                                           Chairman and Chief                      (1987-Present); Director
                                                               Executive Officer,                      of the Griswold Company
                                                               Boston Stock Exchange                   (securities brokerage)
                                                               (June 1985 - March                      (2002-Present);
                                                               2001).                                  Director of The
                                                                                                       National Football
                                                                                                       Foundation and College
                                                                                                       Hall of Fame
                                                                                                       (1994-Present); Trustee of
                                                                                                       the Berklee College of
                                                                                                       Music (1998-Present);
                                                                                                       Trustee of the Stratton
                                                                                                       Mountain School
                                                                                                       (2001-Present).
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)
--------------------------------------------------------------------------------------------------------------------------------
Leonard M. Spalding*             Trustee       Trustee of      Retired; Chief                69        Director of Glenview
522 Fifth Avenue, New York, NY                 Funds that      Executive Officer of                    Trust; Director of Pizza
10036;                                         are series of   Chase Mutual Funds                      Magia; Trustee of St.
1935                                           JPMIF since     (investment company)                    Catherine College Trust;
                                               2001,  Funds    (1989-1998); Chief                      Trustee of Bellarmine
                                               that are        Investment Executive                    University Trust; Director
                                               series of       of  Chase Manhattan                     of Marion Washington
                                               MFSG since      Private Bank                            Airport Board Trust;
                                               1996 and        (investment                             Director of Springfield
                                               Funds that      management)                             Washington Economic
                                               are series of   (1990-1995)                             Development Board Trust.
                                               MFG since
                                               1998.
-------------------------------- ------------- --------------- ------------------------ -------------- -------------------------

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
ADDITIONAL INFORMATION (unaudited)
December 31, 2003
--------------------------------------------------------------------------------

-------------------------------- ------------------- ----------------------- --------------------------------------------------
                                   POSITIONS HELD
NAME, CONTACT ADDRESS AND YEAR       WITH EACH         TERM OF OFFICE AND
           OF BIRTH                JPMORGAN TRUST    LENGTH OF TIME SERVED       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-------------------------------- ------------------- ----------------------- --------------------------------------------------
OFFICERS
-------------------------------- ------------------- ----------------------- --------------------------------------------------
George Gatch;                    President                 Since 2001        Managing   Director,   J.P.   Morgan   Investment
522 Fifth Avenue,                                                            Management  Inc.  (JPMIM);  Head of  J.P.  Morgan
New York, NY 10036;                                                          Fleming's   U.S.   Mutual  Funds  and   Financial
1962                                                                         Intermediaries  Business  ("FFI");  he  has  held
                                                                             numerous   positions   throughout   the  firm  in
                                                                             business management, marketing and sales.
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Patricia A. Maleski;             Treasurer                 Since 2003        Vice  President,  JPMIM.;  Head of FFI  and  U.S.
522 Fifth Avenue,                                                            Institutional  Funds   Administration  and  Board
New York, NY 10036;                                                          Liaison.  Prior to joining  J.P.  Morgan Chase in
1960                                                                         2001,  she was the Vice  President of Finance for
                                                                             the Pierpont Group,  Inc., a service  provider to
                                                                             the board of  trustees of the  heritage  JPMorgan
                                                                             Funds.
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Sharon J. Weinberg;              Secretary                 Since 2001        Managing  Director,  JPMIM;  since  joining  J.P.
522 Fifth Avenue,                                                            Morgan  Chase  in  1996,  she has  held  numerous
New York, NY 10036;                                                          positions   throughout   the   asset   management
1959                                                                         business  in mutual  funds  marketing,  legal and
                                                                             product development.
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Stephen M. Ungerman;             Vice President            Since 2001        Vice President,  JPMIM; Business Head for Vehicle
522 Fifth Avenue,                and Assistant                               Services Group within Fund Administration;  prior
New York, NY 10036;              Treasurer                                   to joining J.P.  Morgan Chase in 2000,  he held a
1953                                                                         number  of   senior   management   positions   in
                                                                             Prudential   Insurance  Co.  of  America's  asset
                                                                             management business,  including Associate General
                                                                             Counsel,   Tax   Director  and  Co-head  of  Fund
                                                                             Administration  Department; Mr. Ungerman was also
                                                                             the  Assistant  Treasurer  of  all  mutual  funds
                                                                             managed by Prudential.
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Judy R. Bartlett;                Vice President            Since 2001        Vice  President  and Assistant  General  Counsel,
522 Fifth Avenue,                and Assistant                               JPMIM,  since  September  2000;  from August 1998
New York, NY 10036;              Secretary                                   through  August 2000,  she was an attorney at New
1965                                                                         York Life  Insurance  Company where she served as
                                                                             Assistant Secretary for the Mainstay Funds.
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Joseph J. Bertini;               Vice President            Since 2001        Vice  President  and Assistant  General  Counsel,
522 Fifth Avenue,                and Assistant                               JPMIM.
New York, NY 10036;              Secretary
1965
-------------------------------- ------------------- ----------------------- --------------------------------------------------



                                      23

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
ADDITIONAL INFORMATION (unaudited)
December 31, 2003
--------------------------------------------------------------------------------

-------------------------------- ------------------- ----------------------- --------------------------------------------------
                                   POSITIONS HELD
NAME, CONTACT ADDRESS AND YEAR       WITH EACH         TERM OF OFFICE AND
           OF BIRTH                JPMORGAN TRUST    LENGTH OF TIME SERVED       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-------------------------------- ------------------- ----------------------- --------------------------------------------------
OFFICERS
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Wayne H. Chan;                   Vice President            Since 2003        Vice  President  and Assistant  General  Counsel,
522 Fifth Avenue,                and Assistant                               JPMIM,  since  September  2002;  Mr.  Chan was an
New York, NY 10036;              Secretary                                   associate   at  the  law  firm  of  Shearman  and
1965                                                                         Sterling  LLP  from May  2001  through  September
                                                                             2002;  Swidler Berlin  Shereff  Friedman LLP from
                                                                             June  1999  through  May 2001 and  Whitman  Breed
                                                                             Abbott & Morgan LLP from  September  1997 through
                                                                             May 1999.
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Thomas J. Smith                  Vice President            Since 2002        Managing  Director,  Head of Compliance  for J.P.
522 Fifth Avenue,                and Assistant                               Morgan  Chase & Co.'s asset  management  business
New York, NY 10036;              Secretary                                   in the Americas.
1955
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Paul M. DeRusso                  Assistant                 Since 2001        Vice President,  JPMIM;  Manager of the Budgeting
522 Fifth Avenue,                Treasurer                                   and Expense Group of Funds Administration Group.
New York, NY 10036;
1954
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Lai Ming Fung                    Assistant                 Since 2001        Associate,   JPMIM;  Budgeting  Analyst  for  the
522 Fifth Avenue,                Treasurer                                   Budgeting    and    Expense    Group   of   Funds
New York, NY 10036;                                                          Administration Group.
1974
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Mary D. Squires                  Assistant                 Since 2001        Vice  President,  JPMIM;  Ms.  Squires  has  held
522 Fifth Avenue,                Treasurer                                   numerous   financial  and  operations   positions
New York, NY 10036;                                                          supporting  the J.P.  Morgan  Chase  organization
1955                                                                         complex.
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Michael Ciotola                  Assistant                 Since 2003        Director  of  Financial  Services  of BISYS  Fund
3435 Stelzer Rd.                 Treasurer                                   Services,  Inc. since January 2003;  held various
Columbus, OH 43219                                                           positions within BISYS since 1998.
1968
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Arthur A. Jensen                 Assistant                 Since 2001        Vice  President  of  Financial  Services of BISYS
3435 Stelzer Rd.                 Treasurer                                   Fund  Services,  Inc.  since June 2001;  formerly
Columbus, OH 43219                                                           Section  Manager of  Northern  Trust  Company and
1966                                                                         Accounting   Supervisor  at  Allstate   Insurance
                                                                             Company.
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Martin R. Dean                   Assistant                 Since 2001        Vice  President of  Regulatory  Services of BISYS
3435 Stelzer Rd.                 Treasurer                                   Fund Services, Inc.
Columbus, OH 43219
1963
-------------------------------- ------------------- ----------------------- --------------------------------------------------

                                      24

--------------------------------------------------------------------------------
UM MULTI-STRATEGY FUND
ADDITIONAL INFORMATION (unaudited)
December 31, 2003
--------------------------------------------------------------------------------
-------------------------------- ------------------- ----------------------- --------------------------------------------------
                                   POSITIONS HELD
NAME, CONTACT ADDRESS AND YEAR       WITH EACH         TERM OF OFFICE AND
           OF BIRTH                JPMORGAN TRUST    LENGTH OF TIME SERVED       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
-------------------------------- ------------------- ----------------------- --------------------------------------------------
OFFICERS
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Alaina Metz                      Assistant                 Since 2001        Chief   Administrative   Officer  of  BISYS  Fund
3435 Stelzer Rd.                 Secretary                                   Services, Inc.; formerly,  Supervisor of the Blue
Columbus, OH 43219                                                           Sky  Department of Alliance  Capital  Management,
1967                                                                         L.P.
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Ryan M. Louvar;                  Assistant                 Since 2003        Counsel of Legal  Services,  BISYS Fund Services,
60 State Street,  Suite 1300     Secretary                                   Inc.  since  2000;  formerly  Attorney  at  Hill,
Boston, MA  02109;                                                           Farrer & Burrill  LLP from 1999 to 2000 and Knapp
1972                                                                         Peterson Clarke, PC from 1997 to 1999.
-------------------------------- ------------------- ----------------------- --------------------------------------------------
Lisa Hurley                      Assistant                 Since 2001        Executive Vice  President and General  Counsel of
60 State Street, Suite 1300      Secretary                                   BISYS Fund Services, Inc.
Boston, MA 02109
1955
-------------------------------- ------------------- ----------------------- --------------------------------------------------

                             FOR MORE INFORMATION:

                               INVESTMENT ADVISER
                    J.P. Morgan Investment Management, Inc.
                                522 Fifth Avenue
                            New York, New York 10036


                                PLACEMENT AGENT
                  J.P. Morgan Institutional Investments, Inc.
                                522 Fifth Avenue
                            New York, New York 10036


         This report is authorized for distribution only to accredited investors or financial intermediaries who have recieved a copy of the Fund's Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.


ITEM 2. CODE OF ETHICS.

On January 30, 2004, the Board of Trustees of the Registrant, at a special meeting held to ratify the actions of a special meeting of the shareholders that approved a new Management Agreement, new Sub-advisory Agreement and the election of a new Board of Trustees, approved and adopted a Code of Ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

The Registrant will provide any person without charge, upon request, a copy of the code of ethics. A request may be made by calling 1-800-348-4782.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

On January 30, 2004, the Board of Trustees of the Registrant, at a special meeting held to ratify the actions of a special meeting of the shareholders that approved a new Management Agreement, new Sub-advisory Agreement and the election of a new Board of Trustees, determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Willaim Amstrong. He is a "non-interested" trustee and is also "independent" as defined by the Securities and Exchange Commission for purposes audit committee financial expert determinations.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees.
     The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $45,000 in 2002 (by Deloitte & Touche LLP ("Deloitte")) and $40,000 in 2003 (by PricewaterhouseCoopers LLP ("PwC")). PwC audited the Registrant's 2003 financial statements, but was not engaged as the Registrant's principal accountant until after the end of the 2003 fiscal year. Previously, Deloitte served as the Registrant's principal accountant

(b)  Audit-Related Fees.

     There were no audit-related fees billed to the Registrant in the Reporting Periods for assurance and related services by Deloitte that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

     There were no fees billed in the Reporting Periods for assurance and related services by Deloitte to the Registrant's investment adviser which served during the Reporting Periods (the "Former Adviser") (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the Former Adviser that provided ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee.


(c)  Tax Fees.

     The aggregate fees billed to the Registrant in the Reporting Periods for professional services rendered by Deloitte for tax compliance, tax advice and tax planning ("Tax Services") were $13,500 in 2002 and $0 in 2003. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

     There were no fees billed for Tax Services by Deloitte to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003.

(d)  All Other Fees.

     There were no fees billed in the Reporting Periods by Deloitte to Service Affiliates for non-audit services.

(e)(1) In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(e)(2) All services were pre-approved as required, and there were no services provided in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable as less than 50%.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant for the Reporting Periods were $13,500 in 2002 and $0 in 2003. There were no fees billed by Deloitte in the Reporting Periods to Service Affilates for non-audit services.

(h) There were no fees billed in the Reporting Periods by Deloitte to Service Affiliates for non-audit services.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

On January 30, 2004, the Board of Trustees of the Registrant, at a special meeting held to ratify the actions of a special meeting of the shareholders that approved a new Management Agreement, new Sub-advisory Agreement and the election of a new Board of Trustees, approved and adopted the proxy voting policy of Cadogan Management, LLC ("Cadogan"). Cadogan has adopted proxy voting guidelines (the "Voting Guidelines") that provide for, among other things, as follows:

     o Absent specific voting guidelines provided by the client, Cadogan votes proxies in a manner that is in the best interest of the client. Cadogan considers only those factors that are relevant to the client or dictated by the client's instructions when voting proxies on behalf of the client.

     o The Voting Guidelines address how Cadogan will generally vote proxies on particular types of matters such as the election of directors, the selection of auditors, and mergers/reorganizations. For example, Cadogan will generally vote (1) for the election of directors (where no corporate governance issues are implicated); (2) for the selection of independent auditors; and (3) for management proposals for merger or reorganization if the transation appears to offer fair value.

     o The Voting Guidelines also address how Cadogan will generally vote with respect to fund-of-funds specific matters. For example, Cadogan will generally vote (1) against any underlying investment fund proposals which would raise management fees or performance fees, or would lower the hurdles associated with the computation of such fees;
          (2) against any underlying fund proposals to change liquidity provisions that are unfavorable to the client; (3) against any underlying fund proposals which will enable the use of "soft-dollars" for purposes outside the safe harbor provisions of Section 28(e) of the Securities Exchange Act of 1934; and (4) against any underlying investment fund proposals which will otherwise dilute or compromise the rights of the client.

     o The Voting Guidelines include procedures to follow when a conflict of interest arises between Cadogan (or certain "interested persons" as that term is defined in the Voting Guidelines) and a client with respect to the voting of the client's proxies. Specifically, if an actual or potential conflict of interest is identified, a written notice must be sent to the client notifying the client of, among other things, (1) the conflict; (2) the proposal to be voted on; and (3) Cadogan's vote recommendation (including material factors upon which the recommendation is based). The notice must either request the client's consent to vote the proxy consistent with Cadogan's recommendation or direct the client (or a representative thereof) to vote the proxy directly. The Voting Guidelines also include procedures that Cadogan must file in the event that a client is not reachable or has not provided an affirmative response to the notice.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1) Not applicable - see item 2 above.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.